Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.35%
Argentina–0.21%
Ciro Holding S.A.(a)(b)	79,422,317,553	$20,014,424
Canada–0.52%
Canadian Pacific Kansas City Ltd.	612,237	48,734,065
China–3.39%
JD.com, Inc., ADR(c)	6,478,091	263,787,866
Tencent Holdings Ltd.	1,065,000	56,035,169
		319,823,035
Denmark–1.29%
Novo Nordisk A/S, Class B	1,441,396	121,689,285
France–6.66%
Airbus SE	1,568,580	271,319,512
Dassault Systemes SE	886,284	34,602,140
EssilorLuxottica S.A.	349,818	96,010,576
LVMH Moet Hennessy Louis Vuitton SE	309,923	226,679,024
		628,611,252
Germany–4.79%
Allianz SE	178,922	58,340,447
SAP SE	1,429,815	394,020,025
		452,360,472
India–5.73%
DLF Ltd.	41,510,155	355,248,334
HDFC Bank Ltd.	2,157,058	42,220,876
ICICI Bank Ltd., ADR	5,015,935	143,806,857
		541,276,067
Israel–0.91%
Nice Ltd., ADR(c)(d)	520,172	86,421,376
Italy–1.44%
Brunello Cucinelli S.p.A.	768,461	98,796,335
Ferrari N.V.(c)	39,855	17,099,179
Moncler S.p.A.	311,299	19,706,116
		135,601,630
Japan–3.97%
Capcom Co. Ltd.	2,045,000	46,691,810
Hoya Corp.	343,400	46,113,760
Keyence Corp.	401,712	173,020,864
TDK Corp.	9,007,500	108,876,364
		374,702,798
Netherlands–1.94%
Adyen N.V.(d)(e)	54,433	87,861,236
ASML Holding N.V.	47,773	35,340,702
BE Semiconductor Industries N.V.	284,760	36,315,838
Universal Music Group N.V.	836,649	23,336,005
		182,853,781
Spain–1.33%
Amadeus IT Group S.A.	1,717,771	125,702,272
Shares		Value
Sweden–4.29%
Assa Abloy AB, Class B	5,599,814	$171,557,616
Atlas Copco AB, Class A	13,956,803	233,158,949
		404,716,565
Switzerland–0.87%
Lonza Group AG	129,201	81,925,335
Taiwan–0.61%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	276,350	57,845,582
United States–62.40%
Adobe, Inc.(c)(d)	226,399	99,038,243
Alphabet, Inc., Class A	5,542,477	1,130,776,158
Amazon.com, Inc.(d)	729,381	173,359,276
Analog Devices, Inc.	1,627,692	344,891,658
Boston Scientific Corp.(d)	714,834	73,170,408
Broadcom, Inc.	655,062	144,945,569
Danaher Corp.	175,562	39,104,680
Ecolab, Inc.	168,790	42,229,570
Eli Lilly and Co.	336,835	273,200,132
Equifax, Inc.(c)	579,175	159,145,706
IDEXX Laboratories, Inc.(c)(d)	71,597	30,217,514
Intuit, Inc.	415,255	249,780,035
Intuitive Surgical, Inc.(d)	261,302	149,433,388
IQVIA Holdings, Inc.(c)(d)	400,033	80,550,645
Lam Research Corp.	618,230	50,107,541
Linde PLC	63,721	28,427,213
Marriott International, Inc., Class A(c)	338,455	98,351,638
Marvell Technology, Inc.	2,966,201	334,765,445
Meta Platforms, Inc., Class A	1,319,934	909,672,114
Microsoft Corp.	528,370	219,305,252
Netflix, Inc.(d)	112,166	109,559,262
NVIDIA Corp.	2,535,790	304,472,305
Phathom Pharmaceuticals, Inc.(c)(d)	1,975,378	11,832,514
QUALCOMM, Inc.	108,393	18,744,401
S&P Global, Inc.	779,532	406,455,780
Synopsys, Inc.(d)	75,227	39,530,284
Thermo Fisher Scientific, Inc.(c)	64,184	38,365,986
TJX Cos., Inc. (The)	212,837	26,559,929
Visa, Inc., Class A	839,996	287,110,633
Zoetis, Inc.(c)	95,283	16,283,865
		5,889,387,144
Total Common Stocks & Other Equity Interests (Cost $3,466,253,662)		9,471,665,083
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(a)(f)	1,724,350	1,724,350
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.29%(a)(f)	3,202,364	$3,202,364
Total Money Market Funds (Cost $4,926,714)		4,926,714
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.40% (Cost $3,471,180,376)		9,476,591,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.90%
Invesco Private Government Fund, 4.35%(a)(f)(g)	24,160,094	24,160,094
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.48%(a)(f)(g)	60,502,630	$60,520,781
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,680,875)		84,680,875
TOTAL INVESTMENTS IN SECURITIES—101.30% (Cost $3,555,861,251)		9,561,272,672
OTHER ASSETS LESS LIABILITIES–(1.30)%		(123,104,580)
NET ASSETS–100.00%		$9,438,168,092
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,425,596	$79,647,898	$(79,349,144)	$-	$-	$1,724,350	$50,357
Invesco Treasury Portfolio, Institutional Class	2,647,536	147,917,526	(147,362,698)	-	-	3,202,364	83,323
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	32,979,192	139,848,995	(148,668,093)	-	-	24,160,094	292,965*
Invesco Private Prime Fund	78,617,477	309,581,611	(327,678,307)	-	-	60,520,781	754,954*
Investments in Other Affiliates:
Ciro Holding S.A.	21,244,913	-	-	(1,230,489)	-	20,014,424	-
Total	$136,914,714	$676,996,030	$(703,058,242)	$(1,230,489)	$-	$109,622,013	$1,181,599

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)	Non-income producing security.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented less than 1% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$20,014,424	$20,014,424
Canada	48,734,065	—	—	48,734,065
China	263,787,866	56,035,169	—	319,823,035
Denmark	—	121,689,285	—	121,689,285
France	—	628,611,252	—	628,611,252
Germany	—	452,360,472	—	452,360,472
India	143,806,857	397,469,210	—	541,276,067
Israel	86,421,376	—	—	86,421,376
Italy	—	135,601,630	—	135,601,630
Japan	—	374,702,798	—	374,702,798
Netherlands	—	182,853,781	—	182,853,781
Spain	—	125,702,272	—	125,702,272
Sweden	—	404,716,565	—	404,716,565
Switzerland	—	81,925,335	—	81,925,335
Taiwan	57,845,582	—	—	57,845,582
United States	5,889,387,144	—	—	5,889,387,144
Money Market Funds	4,926,714	84,680,875	—	89,607,589
Total Investments	$6,494,909,604	$3,046,348,644	$20,014,424	$9,561,272,672
Invesco Global Fund